ACCOUNTS AND OTHER RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,008	$1,008
Accounts and other receivable, net (current and non-current)	—	—	3,229	3,229
Financial assets (current and non-current) (1)(2)	11	184	158	353
Total (3)	$11	$184	$4,395	$4,590
Financial liabilities
Accounts payable and other (1) (3)	$—	$55	$3,641	$3,696
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,490	8,490
Exchangeable and class B shares (4)	—	—	1,709	1,709
Total	$—	$55	$13,840	$13,895
____________________________________
(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 3(a) below.
(2)Total financial assets include $634 million of assets pledged as collateral.
(3)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,580 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 25 for additional information.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2023:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$772	$772
Accounts and other receivable, net (current and non-current)	—	—	3,569	3,569
Financial assets (current and non-current) (1)(2)	9	55	160	224
Total (3)	$9	$55	$4,501	$4,565
Financial liabilities
Accounts payable and other (1) (3)	$—	$48	$3,386	$3,434
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,823	8,823
Exchangeable and class B shares (4)	—	—	1,501	1,501
Total	$—	$48	$13,710	$13,758
____________________________________
(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 3(a) below.
(2)Total financial assets include $1,404 million of assets pledged as collateral.
(3)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,384 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 25 for additional information.

(US$ MILLIONS)	2024	2023
Current
Restricted cash	$61	$52
Derivative assets	106	10
Other financial assets	$—	$15
Total current	$167	$77
Non-current
Restricted cash	$22	$25
Derivative assets	78	45
Loans and notes receivable	75	68
Other financial assets	11	9
Total non-current	$186	$147

(US$ MILLIONS)	2024	2023
Current, net	$1,337	$1,352
Non-current, net
Accounts receivable	100	283
Retainer on customer contract	55	70
Billing rights	597	733
Loan receivable from Brookfield Business Partners(1)	1,140	1,131
Total non-current, net	$1,892	$2,217
Total	$3,229	$3,569
____________________________________
(1)See Note 26 for additional information.
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Loss allowance - beginning	$137	$77
Add: increase in allowance	221	108
Deduct: bad debt write offs	(33)	(34)
Foreign currency translation and other	(26)	(14)
Loss allowance - ending	$299	$137